Consolidated Balance Sheets - USD ($)	Dec. 31, 2021	Dec. 31, 2020
Current Assets:
Cash	$ 18,249,737	$ 18,244,055
Restricted cash	2,999,990
Accounts receivable	4,966,226	306,450
Accounts receivable - related parties	480,111	682,315
Advance to suppliers	5,211,542	2,125,548
Advance to suppliers - related parties		583,387
Inventories, net	12,316,766	7,398,248
Deferred offering costs		420,968
Prepaid expenses and other current assets	2,082,409	253,673
Total current assets	46,306,781	30,014,644
Long-term investment	4,861,824
Property and equipment, net	524,428	12,794
Intangible assets, net	386,510	34,933
Right of use lease assets, net	5,284,379	3,674,255
Other non-current asset	1,090,471	121,848
Deferred tax assets	273,525	6,380
Total Assets	58,727,918	33,864,854
Current Liabilities:
Short-term loan	2,672,366
Accounts payable	5,054,867	5,688,809
Accounts payable - related parties	2,333,455
Trade notes payable		580,896
Deferred revenue	2,060,872	1,701,321
Deferred revenue - related parties	93,170
Current portion of operating lease liabilities	1,317,006	721,003
Accrued expenses and other liabilities	1,341,690	1,209,105
Due to related parties	134,381	1,240,008
Taxes payable	43,019	1,011,775
Total current liabilities	15,050,826	12,152,917
Non-current portion of operating lease liabilities	3,993,641	2,967,193
Total liabilities	19,044,467	15,120,110
Commitments and contingencies
Stockholders’ Equity
Common stock, $0.0001 par value, 450,000,000 shares authorized, 25,677,965 and 21,149,425 issued and outstanding at December 31, 2021 and 2020, respectively	2,568	2,115
Preferred stock, $0.0001 par value, 50,000,000 shares authorized, 750,000 issued and outstanding at December 31, 2021 and 2020, respectively	75	75
Additional paid-in capital	40,827,231	14,171,120
Statutory reserves	394,541	394,541
Retained earnings (Accumulated deficit)	(3,036,045)	3,353,031
Accumulated other comprehensive income	1,495,081	823,862
Total Stockholders’ Equity	39,683,451	18,744,744
Total Liabilities and Stockholders’ Equity	$ 58,727,918	$ 33,864,854